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Invesco Russell 1000(R) Dynamic Multifactor ETF
Summary Information
Investment Objective
The Invesco Russell 1000® Dynamic Multifactor ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Russell 1000® Invesco Dynamic Multifactor Index (the “Underlying Index”).

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Invesco Russell 1000(R) Dynamic Multifactor ETF Invesco Russell 1000(R) Dynamic Multifactor ETF
Management Fees	0.29%
Other Expenses	none
Total Annual Fund Operating Expenses	0.29%

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Invesco Russell 1000(R) Dynamic Multifactor ETF | Invesco Russell 1000(R) Dynamic Multifactor ETF | USD ($)	30	93	163	368

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 350% of the average value of its portfolio.

Principal Investment Strategies
The Fund generally will invest at least 80% of its total assets in the securities that comprise the Underlying Index.
Strictly in accordance with its guidelines and mandated procedures, FTSE Russell (the “Index Provider”) compiles and maintains the Underlying Index, which is an index of U.S. equity securities designed to reflect a dynamic combination of “factor investing” strategies that, in the view of the Index Provider, have historically outperformed other factors during various parts of the economic cycle. The Underlying Index’s universe of investable stocks is taken from the Russell 1000® Index (the “Parent Index”), which measures the performance of 1,000 of the largest-capitalization companies in the United States.
A factor is a stock characteristic that is associated with a security’s risk and return profile (e.g., high quality, high momentum or low volatility). The Underlying Index’s rules-based framework seeks to identify equity securities that tend to exhibit various investment factors to a greater extent than the overall market, depending on the overall economic environment. The Underlying Index emphasizes investments that exhibit the following factors: low volatility, momentum, quality, size and value. At any given time, depending on the current stage of the economic cycle of the overall market, the Underlying Index will target different subsets (that is, two or three) of those five factors (referred to as “factor configurations”). The Underlying Index is designed to utilize factor configurations that, in the view of the Index Provider, have historically outperformed other factors in certain stages of the economic cycle. The specific factor configurations used by the Underlying Index will change depending on which of the following four stages of the economic cycle currently is prevalent: recovery, expansion, slowdown and contraction. These four stages are defined as follows:
◾ Recovery: when growth is below trend but accelerating.
◾ Expansion: when growth is above trend and accelerating.
◾ Slowdown: when growth is above trend but decelerating.
◾ Contraction: when growth is below trend and decelerating.
Invesco Indexing LLC (“Invesco Indexing”) identifies which stage of the economic cycle it currently believes the market to be in by evaluating leading economic and market sentiment indicators (such as manufacturing business surveys, labor market conditions, monetary conditions and consumer sentiment surveys). Each month, Invesco Indexing informs the Index Provider on the current stage of the economic cycle, and the Index Provider uses that information to determine the appropriate factor configuration for the Underlying Index during that month. Each of the four stages is correlated to a specific, predetermined factor configuration.
To determine which securities within the Parent Index are eligible for inclusion in the Underlying Index in a given factor configuration, each constituent in the Parent Index is assigned a multi-factor score based on the extent to which the security exhibits a factor relative to the other constituents in the Parent Index. The multi-factor score is the product of the security’s individual factor scores, each of which is calculated based on certain aspects of the issuer, as set forth below.
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Value. A company’s value factor score is based on an equally-weighted composite of cash flow yield, earnings yield, and sales to price ratio, calculated based on the company’s total market capitalization and information reported in the company’s most recent annual financial statement as of the last business day of the prior month.
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Momentum. A company’s momentum factor score is based on historical total return over the 11 months ending on the last business day of the prior month.
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Quality. A company’s quality factor score is based on a composite of three measures of profitability (return on assets, change in asset turnover and accruals) and a single measure of leverage, calculated as the ratio of operating cash flow to total debt based on information reported in the company’s most recent annual financial statement.
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Low Volatility. A company’s volatility factor score is based on the standard deviation of weekly total returns to a company’s stock price over the trailing five years ending on the last business day of the prior month.
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Size. A company’s size factor score is based on total market capitalization as of the last business day of the prior month.
An initial weight for each security is determined from the product of the security’s multi-factor score and its weight in the Parent Index. The Underlying Index’s methodology will exclude securities from the Underlying Index if their relevant factor characteristics fall below certain relative thresholds, as set forth in the methodology rules of the Underlying Index, or if their adjusted weights fall below a certain de minimis amount. Finally, a maximum security weight limit is applied to ensure no security weight exceeds a fixed level.
The Underlying Index is sponsored by the Index Provider, which is unaffiliated with the Fund, Invesco Indexing or Invesco Capital Management LLC, the Fund’s investment adviser (the “Adviser”). However, since Invesco Indexing provides the Index Provider with monthly data relating to the stage of the economic cycle, Invesco Indexing may also be deemed a creator and sponsor of the Underlying Index. Invesco Indexing is affiliated with the Adviser and Invesco Distributors, Inc., the Fund’s distributor (the “Distributor”).
As of October 31, 2023, the Underlying Index was comprised of 724 constituents with market capitalizations ranging from $451.5 million to $2.7 trillion.
The Fund employs a “full replication” methodology in seeking to track the Underlying Index, meaning that the Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.
Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
The Fund is the successor to the investment performance of the Oppenheimer Russell 1000® Dynamic Multifactor ETF (the “Predecessor Fund”) as a result of the reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on May 24,
2019. Accordingly, the performance shown below for periods ending on or prior to May 24, 2019 is that of the Predecessor Fund.
Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

	Period Ended	Returns
Year-to-date	September 30, 2023	8.03%
Best Quarter	December 31, 2020	29.16%
Worst Quarter	March 31, 2020	-21.94%

Average Annual Total Returns (for the periods ended December 31, 2022)
Average Annual Returns - Invesco Russell 1000(R) Dynamic Multifactor ETF	1 Year	5 Years	Since Inception	Inception Date
Invesco Russell 1000(R) Dynamic Multifactor ETF	(13.85%)	12.21%	12.79%	Nov. 08, 2017
After Taxes on Distributions | Invesco Russell 1000(R) Dynamic Multifactor ETF	(14.21%)	11.78%	12.36%
After Taxes on Distributions and Sale of Fund Shares | Invesco Russell 1000(R) Dynamic Multifactor ETF	(8.02%)	9.67%	10.16%
Russell 1000® Invesco Dynamic Multifactor Index (reflects no deduction for fees, expenses or taxes)	(13.57%)	12.52%	13.10%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	(19.13%)	9.13%	9.59%

After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.